Loans and other financial assets at amortized cost - Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans other than banks [Line Items]
Discounted present value	₩ (9,272)	₩ (11,360)
Allowance for credit losses	(3,357,625)	(2,975,060)
Total	386,069,294	358,577,179
Loans in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	315,597,374	298,157,823
Loans in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	33,166,984	28,585,389
Domestic banker's usance | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,803,761	2,726,633
Credit card accounts | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	12,488,523	12,531,620
Bills bought in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	4,328,404	4,215,956
Bills bought in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	224,835	496,148
Factoring receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	5,994	8,712
Advances for customers on guarantees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	9,814	9,996
Private placement bonds | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	444,900	688,437
Securitized loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,300,876	3,203,135
Call loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	1,847,376	2,719,546
Bonds purchased under resale agreements | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	10,551,018	3,356,392
Financial lease receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	1,106,912	1,362,279
Installment financial bond | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,620,534	2,635,720
Others | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	0	119
Loan origination costs and fees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	₩ 938,886	₩ 865,694